Other Financial Liabilities - Summary of Components of Other Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of other financial liabilities [line items]
Other current financial liabilities	¥ 2,104	¥ 2,576
Other non-current financial liabilities	3,125	2,463
Financial liabilities at amortised cost [member] | Deposits received [member]
Disclosure of other financial liabilities [line items]
Other current financial liabilities	1,402	1,982
Other non-current financial liabilities	614	519
Financial liabilities at amortised cost [member] | Finance lease obligations [member]
Disclosure of other financial liabilities [line items]
Other current financial liabilities	544	592
Other non-current financial liabilities	2,511	1,944
Financial liabilities at fair value [member] | Derivative liabilities [member]
Disclosure of other financial liabilities [line items]
Other current financial liabilities	¥ 158	¥ 2